[LETTERHEAD OF PAUL HASTINGS LLP]

(212) 318-6097

billbelitsky@paulhastings.com

June 26, 2015	91322.00007

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Global Investment Solutions — Contrarian Candidates Portfolio, Series 2

Ladies and Gentlemen:

On behalf of Morgan Stanley Smith Barney LLC, Depositor of the Morgan Stanley Global Investment Solutions — Contrarian Candidates Portfolio, Series 2 (the “Trust”), transmitted herewith is a copy of the Registration Statement on Form S-6 for filing under the Securities Act of 1933.

We currently anticipate that the registration statement for the Trust will not contain disclosures which would render it ineligible to become effective pursuant to rule 487 under the Securities Act of 1933. The Trust’s objective investment strategy and accompanying hypothetical performance information have been previously reviewed by the Securities and Exchange Commission in connection with Morgan Stanley Global Investment Solutions — Contrarian Candidates Portfolio, Series 1 (File No. 333-195602) which was declared effective on July 22, 2014.

Please telephone the undersigned at (212) 318-6097, or Gary Rawitz at (212) 318-6877 with any questions you may have or for any further information you may desire.

Sincerely,

/s/ Bill Belitsky
for PAUL HASTINGS LLP

Enclosures
cc:           Scott Richardson